Restricted Stocks (Tables)	12 Months Ended
Jun. 30, 2013
Stock Issued or Granted During Period, Share-based Compensation [Abstract]
Summary of restricted shares activity

Number of Shares
Granted but not issued at June 30, 2012	-

Issued during fiscal year ended June 30, 2012	-
Granted during fiscal year ended June 30, 2012	338,368
Granted but not issued at June 30, 2013	338,368